Recently Issued International Financial Reporting Standards - Condensed Consolidated Statements of Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements of Cash Flows [Line Items]
Result after taxation	€ (64,774)	€ (47,437)	€ (23,256)
Changes in working capital:
Deferred revenue	(14,933)	(14)	(151)
Previously stated [member]
Condensed Consolidated Statements of Cash Flows [Line Items]
Result after taxation	(73,089)	(47,228)	(23,184)
Changes in working capital:
Deferred revenue	(6,618)	(223)	(223)
Increase (decrease) due to application of IFRS 15 [member]
Condensed Consolidated Statements of Cash Flows [Line Items]
Result after taxation	8,315	(209)	(72)
Changes in working capital:
Deferred revenue	€ (8,315)	€ 209	€ 72